Related Party Transactions (Narrative) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of transactions between related parties [line items]
Marketing expenses	$ 294,056	$ 508,609
Due to related parties	197,108	0
CEO [Member]
Disclosure of transactions between related parties [line items]
Marketing expenses	149,000	127,000
Advanced to CEO	$ 12,995	$ 12,995